May 2, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Anchor Series Trust (the "Registrant")

File Numbers 2-86188 and 811-3836

CIK Number 0000726735

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Registrant, dated May 1, 2002, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on April 18, 2002.

Please provide a Notice of Acceptance for receipt of this filing.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert

Associate General Counsel